Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Deposits	$ 277,806	$ 319,579
Accrued expenses	1,331,393	943,319
Salary payable	555,642	661,972
Others	96,930	132,995
Total	$ 2,261,771	$ 2,057,865